Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	China Lodging Group, Ltd
Entity Central Index Key	0001483994
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	278,282,366
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	HTHT